UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009
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Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  Kim Van Tonder
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Title: Head of Compliance
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Phone: +44(20) 7659-4250
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Signature, Place, and Date of Signing:

/s/ Kim Van Tonder
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[Signature]

London, England
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[City, State]

April 8, 2009
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         13
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Form 13F Information Table Value Total:

$999,088,635.21
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                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------

CONOCOPHILLIPS        COMMON         20825C10 A     102,341       2,613,395   SH          SOLE                   2,613,395

ALCOA INC             COMMON         01381710 A      69,012       9,402,139   SH          SOLE                   9,402,139

MCKESSON CORP         COMMON         58155Q10 A     116,516       3,314,028   SH          SOLE                   3,314,028

HUMAN GENOME SCI      COMMON         44490310 F       8,301      10,000,656   SH          SOLE                  10,000,656

HOME DEPOT INC        COMMON         43707610 A     113,898       4,834,399   SH          SOLE                   4,834,399

WILLIAMS SONOMA INC   COMMON         96990410 A      78,067       7,744,731   SH          SOLE                   7,744,731

INTERPUBLIC GROUP     COMMON         46069010 A         119          28,827   SH          SOLE                      28,827

NEWS CORP LTD         CLASS B        65248E20 F     128,451      16,553,730   SH          SOLE                  16,553,730

CLEARWIRE CORP        NEW CL A       18538Q10 F       9,314       1,808,487   SH          SOLE                   1,808,487

EXELON CORP           COMMON         30161N10 A     105,126       2,316,070   SH          SOLE                   2,316,070

UCBH HOLDINGS INC     COMMON         90262T30 F      10,541       6,934,790   SH          SOLE                   6,934,790

ST JOE CO             COMMON         79014810 A      45,228       2,701,781   SH          SOLE                   2,701,781

INTEL CORP            COMMON         45814010 F     212,177      14,116,878   SH          SOLE                  14,116,878

